STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,104)	$ (568,873)
Changes in operating assets and liabilities:
Accrued expenses	1,000
Net cash used in operating activities	(104)	(667,597)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to the Founders	25,000	100,000,050
Proceeds from promissory notes - related parties	160,000
Payment of offering costs	(12,042)	(462,672)
Net cash provided by financing activities	172,958	288,877,328
Net Change in Cash	172,854	709,731
Cash - Beginning	0	172,854
Cash - Ending	172,854	$ 882,585
Supplemental Cash Flow Elements [Abstract]
Deferred Offering Costs Included In Accrued Offering Costs	$ 25,000